Financial instruments - Movement in merchant cash advances (Details) - Merchant cash advances - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Balance – Beginning of fiscal year	$ 106,169	$ 74,236
Principal issued	358,827	276,165
Amounts collected	(384,310)	(266,904)
Transaction-based revenues from fees collected incorporating fair value movement	49,961	35,175
General & administrative expenses from amounts deemed uncollectible	(12,205)	(12,503)
Balance - End of fiscal year	$ 118,442	$ 106,169